Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Notes Payable

10. Notes Payable

Line of Credit

On April 28, 2023 the Company entered into a line of credit agreement with a bank whereby it may borrow up to $3.5 million at 3.00% per year. The line of credit commitment expires August 2023. At June 30, 2023, the balance outstanding on the line of credit was $3.5 million.

Convertible Notes Payable

On April 6, 2018, the Company issued a $0.5 million convertible promissory note (the “2018 ARH Note”) to the Former Parent for services rendered and expense paid on behalf of the Company. The 2018 ARH Note has no stated interest rate or maturity date and is convertible into shares of the Company’s common stock at a conversion price of $3.50 per share at a time to be determined by the lender.

On April 11, 2018, the Former Parent elected to partially convert the 2018 ARH Note for the principal of $0.4 million into 0.1 million shares of the Company’s common stock.

The Company had an aggregate gross amount of $0.1 million and $0.1 million of convertible notes payable as of June 30, 2023 and December 31, 2022, respectively.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

Other Notes Payable

During the three and six months ended June 30, 2023, the Company repaid a total amount of $0.1 million and $0.1 million, and $0.1 million and $1.2 million for the three and six months ended June 30, 2022, respectively, of the other notes payable.

As of June 30, 2023, the Company had an aggregate amount of $4.4 million in other notes payable. The notes had interest rates ranging between 3.00% - 8.00% per annum, due on various dates through May 2027.

The maturities of notes payable as of June 30, 2023, are as follows:

Principal Amount
$’000
2023	3,727
2024	105
2025	580
2026	—
Thereafter	—
4,412

NOTE 10 –NOTES PAYABLE

Convertible Notes Payable

On April 6, 2018, the Company issued a $475,000 convertible promissory note (the “2018 ARH Note”) to the Former Parent for services rendered and expense paid on behalf of the Company. The 2018 ARH Note has no stated interest rate or maturity date and is convertible into shares of the Company’s common stock at a conversion price of $3.50 per share at a time to be determined by the lender.

On April 11, 2018, the Former Parent elected to partially convert the 2018 ARH Note for the principal of $392,542 into 112,154 shares of the Company’s common stock.

The Company had an aggregate gross amount of $82,458, as of December 31, 2022 and 2021, respectively, included in notes payable.

As of December 31, 2021, the Company had another convertible note payable in the amount of $100,000, which is included within notes payable. This note was paid in full as of December 31, 2022. See Note 15 – Commitments and Contingencies – Litigation, Claims and Assessments for details related to the convertible note payable.

Other Notes Payable

On October 10, 2019, the Company issued a note payable in connection with the acquisition of the franchisee location in the amount of $300,000. The note has a stated interest rate of 8% with monthly payments payable over 5 years.

On May 9, 2020, the Company entered into a Paycheck Protection Program Promissory Note and Agreement with Greater Nevada Credit Union, pursuant to which the Company received loan proceeds of $866,300 (the “PPP Loan”). The PPP Loan was made under, and is subject to the terms and conditions of, the PPP which was established under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act and is administered by the U.S. Small Business Administration.

On June 21, 2021, the U.S. Small Business Administration (the “SBA”) forgave the Company’s first PPP loan entered into on May 9, 2020. The aggregate amount forgiven is $875,974, consisting of $866,300 in principal and $9,674 in interest expenses during the year ended December 31, 2021. The forgiven amount was accounted for as a Gain on debt extinguishment and was recorded in our Consolidated Statements of Operations.

During the year ended December 31, 2021, as part of the Pokemoto acquisition, the Company acquired $1,171,400 loans issued by the Small Business Administration under its Economic Injury Disaster Loans (“EIDL”). The Company repaid all the loans in full during the year ended December 31, 2021.

During the year ended December 31, 2021, as part of the Pokemoto acquisition the Company acquired $291,053 in paycheck protection loans second draw (the “PPP 2 Loan”). The SBA forgave $151,176 in principal and $1,589 in interest expense during the year ended December 31, 2021. The SBA forgave $139,877 in principal and $1,402 in interest expense during the year ended December 31, 2022. The forgiven amount was accounted for as a Gain on debt extinguishment and was recorded in our Consolidated Statements of Operations.

During the years ended December 31, 2022 and 2021, the Company repaid a total amount of $130,080 and $1,280,432, respectively, of the other notes payables.

As of December 31, 2022, the Company had an aggregate amount of $898,721 in other notes payable. The notes had interest rates ranging between 3.75% - 8% per annum, due on various dates through May 2026.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The maturities of notes payable as of December 31, 2022, are as follows:

Principal
Repayments due as of	Amount
12/31/2023	$222,356
12/31/2024	137,159
12/31/2025	79,315
12/31/2026	542,348
$981,178